CAPITAL COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Purchase obligation, fiscal year maturity:
Long-term purchase commitment amount		$ 247,500
Hilli Conversion to FLNGV
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2016		306,082
Payable within 12 months to December 31, 2017		374,376
Total payable		680,458
Newbuildings
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2016		49,500
Payable within 12 months to December 31, 2017		185,625
Total payable		235,125
Long-term purchase commitment amount		247,500
Long-term purchase commitment, amount outstanding		$ 235,100
Scenario, Forecast | Gimi Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation	$ 700,000
Termination fees	7,000
Scenario, Forecast | Gandria Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation	$ 1,000,000